EQUITY - Disclosure of composition of share capital (Details) - ₪ / shares		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Ordinary shares of NIS 0.01 par value each, Authorized		25,000,000		25,000,000
Ordinary shares of NIS 0.01 par value each, Issued	[1]	16,391,382		16,391,382
Ordinary shares of NIS 0.01 par value each, Outstanding		16,391,382	[1]	16,391,382	[1]	14,682,272
Ordinary shares, par value		₪ 0.01		₪ 0.01

[1]	Net of treasury shares – see (c).